Cover Page	Apr. 22, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 22, 2021
Entity Registrant Name	PFIZER INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-3619
Entity Tax Identification Number	13-5315170
Entity Address, Address Line One	235 East 42nd Street
Entity Address, Postal Zip Code	10017
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
City Area Code	212
Local Phone Number	733-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000078003
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $.05 par value
Trading Symbol	PFE
Security Exchange Name	NYSE
Notes Due 2022, 0.250% [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.250% Notes due 2022
Trading Symbol	PFE22
Security Exchange Name	NYSE
Notes Due 2027, 1.000% [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.000% Notes due 2027
Trading Symbol	PFE27
Security Exchange Name	NYSE